Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Concord Street Trust
Entity Central Index Key	0000819118
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Fidelity Nasdaq Composite Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Nasdaq Composite Index® Fund
Class Name	Fidelity® Nasdaq Composite Index® Fund
Trading Symbol	FNCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Nasdaq Composite Index® Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Nasdaq Composite Index® Fund	$ 34	0.29%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, information technology gained roughly 40% and contributed most to the fund's performance for the fiscal year. Communication services, which gained 41%, also helped, benefiting from the media & entertainment industry (+40%), as did consumer discretionary, which advanced approximately 33%. The financials sector rose about 48%, while industrials gained 33% and health care advanced approximately 21%. Other contributors included the consumer staples (+22%), utilities (+40%), real estate (+16%), materials (+15%) and energy (+9%) sectors.
•Turning to individual stocks, the top contributor was Nvidia (+196%), from the semiconductors & semiconductor equipment category. Apple, within the technology hardware & equipment industry, gained about 26% and contributed. Amazon.com, within the consumer discretionary distribution & retail group, gained approximately 42% and lifted the fund. Lastly, in media & entertainment, Meta Platforms (+76%) and Alphabet (+28%) also helped.
•Conversely, the biggest detractor was Intel (-45%), from the semiconductors & semiconductor equipment category. In software & services, Adobe (-16%) hurt the fund. PDD (-35%), a stock in the consumer discretionary distribution & retail group, hurt the fund's performance. Another notable detractor was lululemon athletica (-28%), a stock in the consumer durables & apparel group. Lastly, Dexcom (-32%), a stock in the health care equipment & services category, also hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Fidelity® Nasdaq Composite Index® Fund $10,000 $10,770 $11,355 $14,792 $15,872 $18,975 $26,874 $34,447 $25,706 $32,263 $43,874 Nasdaq Composite Index® $10,000 $10,786 $11,382 $14,860 $16,012 $19,136 $27,185 $34,852 $25,934 $32,451 $44,150 S&P 500® Index $10,000 $10,275 $11,103 $13,642 $14,498 $16,834 $19,773 $25,294 $22,964 $26,142 $35,002 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Nasdaq Composite Index® Fund 35.99% 18.25% 15.94% Nasdaq Composite Index® 36.05% 18.20% 16.01% S&P 500® Index 33.89% 15.77% 13.35% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,708,130,222
Holdings Count | shares	2,834
Advisory Fees Paid, Amount	$ 43,468,164
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$18,708,130,222
Number of Holdings	2,834
Total Advisory Fee	$43,468,164
Portfolio Turnover	2%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 49.2 Consumer Discretionary 14.9 Communication Services 14.3 Health Care 6.0 Industrials 4.4 Financials 4.1 Consumer Staples 3.5 Real Estate 1.0 Materials 0.9 Utilities 0.9 Energy 0.6 Common Stocks 99.8 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 97.2 China 0.9 Brazil 0.5 Israel 0.3 Netherlands 0.3 United Kingdom 0.3 Canada 0.2 Kazakhstan 0.1 Singapore 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 11.5 NVIDIA Corp 10.9 Microsoft Corp 10.1 Amazon.com Inc 7.0 Meta Platforms Inc Class A 4.0 Tesla Inc 3.6 Alphabet Inc Class A 3.3 Alphabet Inc Class C 3.0 Broadcom Inc 2.5 Costco Wholesale Corp 1.5 57.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec